Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000259995 [Member]
Shareholder Report [Line Items]
Fund Name	Rainwater Equity ETF
Class Name	Rainwater Equity ETF
Trading Symbol	RW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rainwater Equity ETF (the “Fund”) for the period of June 17, 2025 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://rainwateretf.com/.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://rainwateretf.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$15	1.25%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	1.25%
Net Assets	$ 15,926,077
Holdings Count | holding	22
Advisory Fees Paid, Amount	$ 16,804
Investment Company, Portfolio Turnover	20.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	37.4%
Information Technology	37.0%
Financials	17.2%
Exchange Traded Funds	4.6%
Communication Services	2.4%
Cash and Cash Equivalents	1.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Constellation Software, Inc.	9.3%
Roko AB	8.2%
General Electric Co.	7.5%
TransDigm Group, Inc.	5.6%
Loar Holdings, Inc.	5.6%
Broadcom, Inc.	5.4%
Microsoft Corp.	5.2%
Topicus.com, Inc.	5.0%
SPDR S&P 500 ETF Trust	4.6%
Waste Connections, Inc.	4.5%